Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Common Stock

11.	Common Stock
(a)	On January 3, 2013, the Company issued 300,000 shares of common stock with a fair value of $300 pursuant to the License Agreement. Refer to Note 4.
(b)	On March 8, 2013, the Company effected a 1 for 50 reverse split of the issued and outstanding shares of common stock. All share amounts have been retroactively restated for all periods presented. The Company also increased the number of authorized shares of common stock from 500,000,000 shares to 750,000,000 shares with no change in par value.
(c)	On March 22, 2013, the Company issued 20,000,000 shares of common stock with a fair value of $20,000 pursuant to the acquisition of intellectual property. Refer to Note 4.
(d)	On March 27, 2013, the Company issued 20,000,000 shares of common stock with a fair value of $20,000 to settle debt of $20,000.
(e)	On May 17, 2013, the Company issued 200,000 shares of common stock with a fair value of $58,000 to the Chief Financial Officer of the Company. Refer to Note 13(a).
(f)	On May 17, 2013, the Company issued 200,000 shares of common stock with a fair value of $58,000 to a consultant, of which $21,770 was expensed as consulting fees for the pro-rate portion of services rendered to September 30, 2013. The remaining $36,230 was recorded as deferred compensation and will be expensed pro-rata over the remaining term of the agreement ending on May 15, 2014. Refer to Note 13(d).
(g)	On May 17, 2013, the Company issued 275,000 shares of common stock with a fair value of $79,750 to a consultant, of which $29,934 was expensed as consulting fees for the pro-rate portion of services rendered to September 30, 2013. The remaining $49,816 was recorded as deferred compensation and will be expensed pro-rata over the remaining term of the agreement ending on May 15, 2014. Refer to Note 13(e).
(h)	On May 29, 2013, the Company issued 2,400,000 shares of common stock with a fair value of $600,000 to acquire Aero. Refer to Note 3.
(i)	On May 29, 2013, the Company issued 300,000 shares of common stock with a fair value of $75,000 to the management team of Aero. Refer to Note 13(f).
(j)	On June 1, 2013, the Company issued 50,000 shares of common stock with a fair value of $12,500 to a consultant. Refer to Note 13(h).
(k)	On June 3, 2013, the Company issued 50,000 shares of common stock with a fair value of $13,500 to two consultants. Refer to Note 13(g).
(l)	On June 12, 2013, the Company issued 500,000 of common stock with a fair value of $170,000 to a consultant, of which $89,180 was expensed as consulting fees for the pro-rate portion of services rendered to September 30, 2013. The remaining $80,820 was recorded as deferred compensation and will be expensed pro-rata over the remaining term of the agreement ending on December 11, 2013.
(m)	On June 12, 2013, the Company issued 250,000 shares of common stock with a fair value of $92,500 to a consultant, of which $56,107 was expensed as consulting fees for the pro-rate portion of services rendered to September 30, 2013. The remaining $36,394 was recorded as deferred compensation and will be expensed pro-rata over the remaining term of the agreement ending on December 11, 2013.
(n)	On June 27, 2013, the Company issued 500,000 shares of common stock with a fair value of $170,000 to a consultant, of which $104,044 was expensed as consulting fees for the pro-rate portion of services rendered to September 30, 2013. The remaining $65,956 was recorded as deferred compensation and will be expensed pro-rata over the remaining term of the agreement ending on December 27, 2013.
(o)	On June 28, 2013, the Company issued 96,000 shares of common stock with a fair value of $45,120 to a consultant which was expensed as investor relations expense on July 1, 2013.
(p)	On July 2, 2013, the Company issued 400,000 shares of common stock with a fair value of $188,000 to an investor who has agreed to provide a letter of credit facility to grant recipients.

(q)	As at September 30, 2013, the Company has share subscriptions proceeds of $60,000 which were received in 2010.

NOTE 8 – CAPITAL STOCK

Effective February 2, 2005, the Company affected a one (1) for three hundred (300) reverse stock split. Effective September 11, 2008, the Company affected a one (1) for two thousand (2,000) reverse stock split. Effective March 15, 2010, the Company affected a two (2) for one (1) forward stock split.

Effective March 8, 2013, the Company affected a one (1) for fifty (50) reverse stock split. (Note 14). All share and warrant amounts presented in the consolidated financial statements and in the notes thereto have been adjusted to reflect the reverse and forward stock splits.

Authorized

Authorized capital stock consists of 750,000,000 common shares with par value of $0.00001 per share. (Note 14)

Share Issuance

i.	On August 16, 2011, the Company cancelled 100,000 common shares issued on June 22, 2010 in relation to the Valentine Gold Claim (Notes 4 and 12).

ii.	On September 29, 2012, the Company issued 50,000 preferred shares at a fair value of $435,000 to settle debt of $50,000 on September 29, 2012 and subsequently cancelled all of 50,000 preferred shares in December, 2012 restoring the $50,000 of debt.
iii.	On September 27, 2012, the Company issued 200,000 common shares at a fair value of $87,000 to settle debt in the amount of $10,000. The Company recognized loss of $77,000 on settlement of debt during the year-end December 31, 2012.

Shares to Be Issued

During the year ended December 31, 2010, the Company received $60,000 for the purchase of 4,000 common shares in the Company. These shares were yet to be issued by the Company as at December 31, 2012.